Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2024
Parent company only condensed financial information
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

	As of	As of
	December 31,	December 31,
	2023	2024
			USD
	RMB	RMB	(Note 2(d))
Assets
Current assets
Cash and cash equivalents	218,975	741,213	101,546
Total current assets	218,975	741,213	101,546
Non-current assets
Investment in and amount due from subsidiaries	1,849,952	2,215,226	303,485
Total non-current assets	1,849,952	2,215,226	303,485
Total assets	2,068,927	2,956,439	405,031

Liabilities and shareholders’ equity
Current liabilities
Accrued expenses and other payables	859	209	29
Total current liabilities	859	209	29
Total liabilities	859	209	29
Shareholders’ equity
Class A ordinary shares (USD0.0001 par value; 2,900,000,000 shares authorized; 340,316,306 shares and 345,669,034 shares issued as of December 31, 2023 and 2024, respectively; 339,104,792 shares and 340,876,937 shares outstanding as of December 31, 2023 and 2024, respectively)	244	245	34
Class B ordinary shares (USD0.0001 par value; 100,000,000 shares authorized; 73,680,917 shares issued and outstanding)	56	56	8
Additional paid in capital	1,555,773	1,608,017	220,297
Retained earnings	507,226	1,346,526	184,473
Accumulated other comprehensive income	4,769	1,386	190
Total shareholders’ equity	2,068,068	2,956,230	405,002
Total liabilities and shareholders’ equity	2,068,927	2,956,439	405,031

Schedule of condensed statements of comprehensive income

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Years ended December 31,
	2022	2023	2024	2024
				USD
	RMB	RMB	RMB	(Note 2(d))
Operating costs and expenses:
General and administrative expenses	(7,822)	(36,572)	(23,511)	(3,221)
Loss from operations	(7,822)	(36,572)	(23,511)	(3,221)
Interest income	1,062	7,937	8,334	1,142
Gain from short-term investments	364	1,175	—	—
Other income (expenses), net	(1,937)	(2,102)	11,563	1,584
Income in investment in subsidiaries	106,432	766,699	1,278,962	175,217
Net income	98,099	737,137	1,275,348	174,722

Net income	98,099	737,137	1,275,348	174,722
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	(1,918)	15,634	(3,383)	(463)
Other comprehensive (loss) income, net of income taxes	(1,918)	15,634	(3,383)	(463)
Total comprehensive income	96,181	752,771	1,271,965	174,259

Schedule of condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2022	2023	2024	2024
				USD
	RMB	RMB	RMB	(Note 2(d))
Net cash (used in) generated from operating activities	(10,617)	(251)	11,082	1,518
Net cash (used in) generated from investing activities	(157,808)	(22,417)	204,704	28,044
Net cash (used in) generated from financing activities	392,140	(44,958)	311,202	42,635
Effect of exchange rate changes on cash and cash equivalents	1,578	7,263	(4,750)	(650)
Net increase in cash and cash equivalents	225,293	(60,363)	522,238	71,547
Cash and cash equivalents at the beginning of the year	54,045	279,338	218,975	29,999
Cash and cash equivalents at the end of the year	279,338	218,975	741,213	101,546